RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	£ (45,241)	£ (41,092)
Net amount recognised in the balance sheet	550	1,146
Net amounts presented in the balance sheet [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(45,241)	(41,092)
Fair value of scheme assets	£ 45,791	£ 42,238